OBLIGATIONS UNDER CAPITAL LEASE (Details 1) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Twelve months ending December 31,
2021	$ 40,391	$ 58,585
2022	45,020	45,020
2023	3,758	3,758
Total minimum lease payments	89,169	107,363
Amounts representing interest	(6,140)	(8,481)
Lease payment due	$ 83,029	$ 98,882